Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Equity-accounted investees [Abstract]
Disclosure of associates [text block]
As of December 31, 2018 and December 31, 2017, in accordance with criteria established in Note 3.19, investment in associates recognized according to the equity method of accounting and joint ventures are as follows:

Associates	Equity-accounted investees		Share in profit (loss) of associates and joint ventures accounted for using the equity method			Share in other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax		Share in total other comprehensive income of associates and joint ventures accounted for using the equity method
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2016	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sales de Magnesio Ltda.	-	-	-	-	514	-	-	-	-	514
Abu Dhabi Fertilizer Industries WWL	10,821	15,936	596	1,483	1,482	-	-	596	1,483	1,482
Doktor Tarsa Tarim Sanayi AS	21,582	21,788	241	6,427	4,026	489	-	730	6,427	4,616
Ajay North America	14,951	14,432	3,728	3,677	2,794	-	-	3,728	3,677	2,794
Ajay Europe SARL	7,845	8,144	1,373	1,049	1,132	(439)	26	934	1,075	1,126
Charlee SQM Thailand Co, Ltd,	-	2,301	316	393	244	-	-	316	393	244
SQM Eastmed Turkey,	310	-	370	(25)	-	(21)	-	349	(25)	-
Kore Potash Ltd,	20,467	20,000	(1,543)	-	-	(1,206)	-	(2,749)	-	-
Total	75,976	82,601	5,081	13,004	10,192	(1,177)	26	3,904	13,030	10,776

Disclosure of interests in associates [text block]

Associate	Description of the nature of the relationship	Domicile	Country of incorporation	Share of ownership in associates	Dividends received
					12/31/2018	12/31/2017
					ThUS$	ThUS$

Abu Dhabi Fertilizer Industries WWL	Distribution and commercialization of specialty plant nutrients in the Middle East.	PO Box 71871, Abu Dhabi	United Arab Emirates	37%	5,641	-
Doktor Tarsa Tarim Sanayi AS	Distribution and commercialization of specialty plant nutrients in Turkey.	Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya	Turkey	50%	-	-
Ajay North America	Production and distribution of iodine derivatives.	1400 Industry RD Power Springs GA 30129	United States	49%	2,807	1,123
Ajay Europe SARL	Production and commercialization of iodine derivatives.	Z.I. du Grand Verger BP 227 53602 Evron Cedex	France	50%	811	968
SQM Eastmed Turkey	Production and commercialization of specialty products.	Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya	Turkey	50%	-	-
Charlee SQM Thailand Co. Ltd.	Distribution and commercialization of specialty plant nutrients.	31 Soi 138 (Meesuk) LLapdrawrd, Bangkapi, 10240 Bangkok	Thailand	40%	362	-
Kore Potash Ltd.	Prospecting, exploration and mining development.	L 3 88 William St Perth, was 6000	Australia	17,52%	-	-
Total					9,621	2,091

The companies described in the table below are related parties of the following associates:
(1)	Doktor Tarsa Tarim Sanayi AS
(2)	Terra Tarsa B.V
(3)	Abu Dhabi Fertilizer Industries WWL

Company	Description of the nature of the relationship	Domicile	Country of incorporation	Share of ownership in associates	Dividends received
Terra Tarsa B.V. (1)	Distribution and trading of specialty plant nutrients,	Herikerbergweg 238, Luna Arena, 1101CM Amsterdam PO Box 23393, 1100DW Amsterdam Zuidoost	Holland	50%	-	-
Plantacote N.V. (1)	Sale of CRF and production and sales of WSNPK	Houtdok-Noordkaai 25a, 2030 Antwerpen, Belgium	Belgium	100%	-	-
Doktolab Tarim Arastima San, Tic As (1)	Laboratory services	27, Cd, No:2, 07190 Aosb 2, Kısım/Döşemealtı, Antalya, Turkey	Turkey	100%	-	-
Terra Tarsa Ukraine LLC (2)	Distribution and trading of specialty plant nutrients,	74800 Ukraine, Kakhovka, 4 Yuzhnaya Str,	Ukraine	100%	-	-
Terra Tarsa Don LLC (2	Distribution and sale of specialty fertilizers	Zorge Street, house 17, 344090, Rostov-on-Don	Russian Federation	100%	-	-
Internacional Technical and Trading Agenies Co. WLL (3)	Distribution and trading of specialty plant nutrients, in the Middle East	P.O Box: 950918 Amman 11195	Jordania	50%	-	-
Total					-	-

Disclosure of Detailed Informatin on Summarized Financial Information of Associates Explanatory [Text Block]
8.2

Assets, liabilities, revenue and expenses of associates

			12/31/2018
Associate	Assets		Liabilities		Revenue	Gain (loss) from continuing operations	Other comprehensive income	Comprehensive income
	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Abu Dhabi Fertilizer Industries WWL	32,093	2,847	5,695	-	33,098	1,611	(1)	1,610
Doktor Tarsa Tarim Sanayi AS	66,498	12,242	27,067	8,509	74,144	481	978	1,459
Ajay North America	21,644	12,409	3,542	-	40,290	7,608	-	7,608
Ajay Europe SARL	21,219	1,214	6,743	-	36,337	2,747	(878)	1,869
SQM Eastmed Turkey	1,724	2,160	1,829	1,434	3,192	740	(42)	698
Kore Potash Ltd.	6,659	148,426	2,180	-	-	(8,198)	(6,882)	(15,080)
Total	149,837	179,298	47,056	9,943	187,061	4,989	(6,825)	(1,836)

			12/31/2017
Associate	Assets		Liabilities		Revenue	Gain (loss) from continuing operations	Other comprehensive income	Comprehensive income
	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Abu Dhabi Fertilizer Industries WWL	44,801	2,032	3,764	-	35,131	4,008	(4)	4,004
Doktor Tarsa Tarim Sanayi AS	81,057	10,731	36,960	11,251	75,269	12,854	(4,367)	8,487
Ajay North America	19,426	12,498	2,470	-	36,185	7,505	-	7,505
Ajay Europe SARL	23,555	1,266	8,534	-	32,310	2,098	2,208	4,306
Charlee SQM Thailand Co. Ltd.	8,585	712	3,292	255	13,618	981	414	1,395
SQM Eastmed Turkey	3,981	2,671	4,487	2,260	2,389	(49)	(12)	(61)
Total	181,405	29,910	59,507	13,766	194,902	27,397	(1,761)	25,636

			12/31/2016
Associate	Assets		Liabilities		Revenue	Gain (loss) from continuing operations	Other comprehensive income	Comprehensive income
	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Abu Dhabi Fertilizer Industries WWL	37,801	2,104	3,843	-	41,442	4,005	-	4,005
Doktor Tarsa Tarim Sanayi AS	68,449	5,984	39,729	1,281	83,905	8,052	1,180	9,232
Ajay North America	18,844	11,633	3,015	-	35,715	5,702	-	5,702
Ajay Europe SARL	20,675	1,361	7,290	-	33,319	2,265	(13)	2,252
Charlee SQM Thailand Co. Ltd.	6,264	591	2,448	-	12,065	609	-	609
SQM Eastmed Turkey	727	2,265	719	2,362	833	(200)	-	(200)
Total	152,760	23,938	57,044	3,643	207,279	20,433	1,167	21,600